Consolidated Statements of Comprehensive Loss ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2022 CNY (¥) ¥ / shares shares	Dec. 31, 2021 CNY (¥) ¥ / shares shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares
Income Statement [Abstract]
Revenues (including related parties amounts of RMB 33,068, RMB 5,994 and RMB 1,377 for the years ended December 31,2020, 2021 and 2022, respectively)	$ 86,069	¥ 593,634	¥ 752,688	¥ 723,453
Cost of revenues (including related parties amounts of RMB 1,414, nil and nil for the years ended December 31, 2020, 2021 and 2022, respectively)	(53,258)	(367,334)	(480,755)	(478,118)
Gross profit	32,811	226,300	271,933	245,335
Operating expenses:
Selling and marketing expenses	(38,465)	(265,304)	(300,043)	(200,410)
General and administrative expenses	(46,282)	(319,217)	(385,498)	(241,356)
Impairment loss of goodwill	(15,573)	(107,407)	(149,092)
Impairment loss of intangible assets	(4,061)	(28,011)	(136)
Provision for U.S Class Action	(12,117)	(83,575)
Other operating expenses	(10,210)	(70,417)	(51,354)
Research and development expenses (including related parties amounts of RMB5,667, RMB1,974 and nil for the years ended December 31, 2020, 2021 and 2022, respectively)	(47,340)	(326,513)	(297,360)	(174,192)
Total operating expenses	(174,048)	(1,200,444)	(1,183,483)	(615,958)
Operating loss	(141,237)	(974,144)	(911,550)	(370,623)
Interest expenses	(62)	(428)	(366)	(3,477)
Interest income	2,121	14,627	11,344	978
Investment income	49	340		12
Share of losses of equity method investments	(285)	(1,969)	(596)
Gain from disposal of long-term investments	745	5,138
Change in fair value of long-term investments			47,247	11,614
Impairment loss of long-term investments	(1,073)	(7,400)	(6,603)
Change in fair value of warrant liabilities			(29,011)	(61,454)
Gain(loss) from disposal of subsidiaries, net	(397)	(2,739)	2,899	(7,275)
Foreign currency exchange gains (losses), net	(1,401)	(9,666)	(6,696)	6,115
Loss before income taxes	(141,540)	(976,241)	(893,332)	(424,110)
Income tax benefit (expense)	50	342	(11,120)	(1,127)
Net loss	(141,490)	(975,899)	(904,452)	(425,237)
Net loss attributable to non-controlling interests	(145)	(1,001)	(593)	(5)
Net loss attributable to Cloopen Group Holding Limited	(141,345)	(974,898)	(903,859)	(425,232)
Accretion and modifications of Redeemable Convertible Preferred Shares			(4,878,652)	(1,139,108)
Deemed dividends to Series E Redeemable Convertible Preferred Shareholders				(14,729)
Net loss attributable to ordinary shareholders	(141,345)	(974,898)	(5,782,511)	(1,579,069)
Other comprehensive income (loss):
Foreign currency translation adjustment, net of nil income taxes	22,278	153,655	(308,001)	153,151
Total other comprehensive income (loss)	22,278	153,655	(308,001)	153,151
Comprehensive loss	(119,212)	(822,244)	(6,091,105)	(1,425,923)
Comprehensive loss attributable to non-controlling interests	(145)	(1,001)	(593)	(81)
Comprehensive loss attributable to Cloopen Group Holding Limited	$ (119,067)	¥ (821,243)	¥ (6,090,512)	¥ (1,425,842)
Net loss per ordinary share
Basic | (per share)	$ (0.44)	¥ (3.03)	¥ (19.62)	¥ (18.55)
Diluted | (per share)	$ (0.44)	¥ (3.03)	¥ (19.62)	¥ (18.55)
Weighted average number of ordinary shares outstanding used in computing net loss per ordinary share
Basic	321,885,046	321,885,046	294,793,258	85,103,964
Diluted	321,885,046	321,885,046	294,793,258	85,103,964